100 Summer Street 7th Floor Mail Stop SUM 0703 Boston, MA 02111

July 19, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	SA Funds - Investment Trust
SEC File No. 811-09195

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, each a series of the SA Funds – Investment Trust. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on June 30, 2017 to the Prospectus dated October 29, 2016, as amended.

If you have any questions, please contact me at (617) 662-1504.

Sincerely,

/s/ Brian F. Link
Brian F. Link, Esq.
Vice President and Managing Counsel
State Street Bank and Trust Company

cc:	Deborah Djeu, Esq., Chief Compliance Officer, SA Funds – Investment Trust
Mark D. Perlow, Esq., Dechert LLP